Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	1
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,999,478,618.95	53,438		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$350,000,000.00	5.507%		July 15, 2025
Class A-2a Notes	$323,350,000.00	5.40%		April 15, 2027
Class A-2b Notes	$330,000,000.00	5.73501%	*	April 15, 2027
Class A-3 Notes	$653,300,000.00	5.10%		April 15, 2029
Class A-4 Notes	$93,350,000.00	4.96%		May 15, 2030
Class B Notes	$55,260,000.00	5.23%		May 15, 2030
Class C Notes	$36,830,000.00	0.00%		December 15, 2031
Total	$1,842,090,000.00
		* 30-day average SOFR + 0.40%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$7,355,977.09

Principal:
Principal Collections	$38,110,426.85
Prepayments in Full	$16,447,581.02
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$54,558,007.87
Collections	$61,913,984.96

Purchase Amounts:
Purchase Amounts Related to Principal	$322,193.48
Purchase Amounts Related to Interest	$1,068.62
Sub Total	$323,262.10

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$62,237,247.06

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	1
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$62,237,247.06
Servicing Fee	$1,666,232.18	$1,666,232.18	$0.00	$0.00	$60,571,014.88
Interest - Class A-1 Notes	$1,124,345.83	$1,124,345.83	$0.00	$0.00	$59,446,669.05
Interest - Class A-2a Notes	$1,018,552.50	$1,018,552.50	$0.00	$0.00	$58,428,116.55
Interest - Class A-2b Notes	$1,103,989.43	$1,103,989.43	$0.00	$0.00	$57,324,127.12
Interest - Class A-3 Notes	$1,943,567.50	$1,943,567.50	$0.00	$0.00	$55,380,559.62
Interest - Class A-4 Notes	$270,092.67	$270,092.67	$0.00	$0.00	$55,110,466.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$55,110,466.95
Interest - Class B Notes	$168,589.05	$168,589.05	$0.00	$0.00	$54,941,877.90
Second Priority Principal Payment	$12,668,090.94	$12,668,090.94	$0.00	$0.00	$42,273,786.96
Interest - Class C Notes	$0.00	$0.00	$0.00	$0.00	$42,273,786.96
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,273,786.96
Regular Principal Payment	$337,331,909.06	$42,273,786.96	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$62,237,247.06

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$12,668,090.94
Regular Principal Payment					$42,273,786.96
Total					$54,941,877.90

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$54,941,877.90	$156.98	$1,124,345.83	$3.21	$56,066,223.73	$160.19
Class A-2a Notes	$0.00	$0.00	$1,018,552.50	$3.15	$1,018,552.50	$3.15
Class A-2b Notes	$0.00	$0.00	$1,103,989.43	$3.35	$1,103,989.43	$3.35
Class A-3 Notes	$0.00	$0.00	$1,943,567.50	$2.98	$1,943,567.50	$2.98
Class A-4 Notes	$0.00	$0.00	$270,092.67	$2.89	$270,092.67	$2.89
Class B Notes	$0.00	$0.00	$168,589.05	$3.05	$168,589.05	$3.05
Class C Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Total	$54,941,877.90	$29.83	$5,629,136.98	$3.06	$60,571,014.88	$32.89

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	1

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$350,000,000.00	1.0000000	$295,058,122.10	0.8430232
Class A-2a Notes	$323,350,000.00	1.0000000	$323,350,000.00	1.0000000
Class A-2b Notes	$330,000,000.00	1.0000000	$330,000,000.00	1.0000000
Class A-3 Notes	$653,300,000.00	1.0000000	$653,300,000.00	1.0000000
Class A-4 Notes	$93,350,000.00	1.0000000	$93,350,000.00	1.0000000
Class B Notes	$55,260,000.00	1.0000000	$55,260,000.00	1.0000000
Class C Notes	$36,830,000.00	1.0000000	$36,830,000.00	1.0000000
Total	$1,842,090,000.00	1.0000000	$1,787,148,122.10	0.9701742

Pool Information
Weighted Average APR	4.648%	4.656%
Weighted Average Remaining Term	56.95	56.18
Number of Receivables Outstanding	53,438	52,742
Pool Balance	$1,999,478,618.95	$1,944,597,982.35
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,842,098,813.71	$1,792,591,909.06
Pool Factor	1.0000000	0.9725525

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,605,247.03
Yield Supplement Overcollateralization Amount	$152,006,073.29
Targeted Overcollateralization Amount	$188,848,049.56
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$157,449,860.25

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,605,247.03
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,605,247.03
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,605,247.03

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	1
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		34	$435.25
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$435.25
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0003%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		34	$435.25
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$435.25
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$12.80
Average Net Loss for Receivables that have experienced a Realized Loss			$12.80

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.27%	133	$5,192,893.25
61-90 Days Delinquent	0.00%	0	$0.00
91-120 Days Delinquent	0.00%	0	$0.00
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.27%	133	$5,192,893.25

Repossession Inventory:
Repossessed in the Current Collection Period		0	$0.00
Total Repossessed Inventory		0	$0.00

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			N/A
Current Collection Period			0.0000%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.30%
25-36	2.40%
37+	4.75%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0000%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2024-B
Monthly Investor Report

Collection Period	June 2024
Payment Date	7/15/2024
Transaction Month	1

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	96	$4,749,838.75
2 Months Extended	81	$3,820,919.52
3+ Months Extended	8	$437,147.07

Total Receivables Extended	185	$9,007,905.34
IX. Credit Risk Retention

The fair value of the Notes and the Residual Interest on the Closing Date is summarized below.
	Fair Value	Fair Value
	(in millions)	(as a percentage)

Class A Notes	$1,750.0	91.1%
Class B Notes	55.3	2.9
Class C Notes	23.5	1.2
Residual Interest	91.2	4.7

Total	$1,920.0	100.0%

The Depositor must retain a Retained Interest with a fair value of at least 5% of the aggregate value of the Notes and Residual Interest, or $96.0 million, according to Regulation RR.
X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

XI. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 5, 2024

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer